RED CEDAR FUND TRUST

FILED VIA EDGAR

March 4, 2022

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:       Red Cedar Fund Trust (the “Trust”)

Post-Effective Amendment No. 4 to the Registration Statement on Form N-1A

File Nos. 333-232926 and 811-23459

Ladies and Gentlemen:

This letter is being transmitted by the Trust, on behalf of its series, the Red Cedar Short Term Bond Fund (the “Fund”), pursuant to Rule 497(j) under the Securities Act of 1933, as amended.

Pursuant to Rule 497(j), and on behalf of the Trust, the undersigned hereby certifies that (i) the Prospectus and Statement of Additional Information for the Fund that would have been filed pursuant to paragraph (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment No. 4 (SEC Accession No. 0001580642-22-001057) to the Trust’s Registration Statement on Form N-1A (the “Amendment”); and (ii) the text of the Amendment was filed electronically with the U.S. Securities and Exchange Commission on February 28, 2022.

If you have any questions concerning this filing, please contact the undersigned at (513) 869-4335.

Very truly yours,

/s/Jesse D. Hallee

Jesse D. Hallee

Secretary

cc:        David Withrow

Matthew Swendiman

            Kelley Howes, Esq.